SCHEDULE OF CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)		3 Months Ended
	Jan. 21, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Gross proceeds	$ 190,000,000			$ 190,000,000
Less: Proceeds allocated to Share Rights				(1,577,000)
Less: Class A ordinary shares issuance costs				(12,508,055)
Plus: Remeasurement of carrying value to redemption value		$ 1,898,408	$ 1,888,444	15,504,819
Gross proceeds		$ 195,206,616	$ 193,308,208	$ 191,419,764